Unaudited Condensed Consolidated Statements of Comprehensive Income - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Time charter revenue	$ 92,771,677	$ 97,448,528
Commissions (including $1,218,107 and $1,159,646, respectively, to related party)	(3,139,471)	(3,595,381)
Net revenue	89,632,206	93,853,147
Operating expenses / (income)
Voyage expenses	619,286	551,286
Vessel operating expenses (including $181,434 and $160,057, respectively, to related party)	20,142,818	17,830,465
Dry-docking expenses	1,001,882	2,502,744
Vessel depreciation	10,888,582	7,827,654
Related party management fees	2,752,178	2,345,944
Other operating expenses / (income)	(1,429,511)	350,000
General and administrative expenses (including $1,000,000 and $1,075,000 to related party)	2,308,006	1,960,481
Gain on sale of vessel (including nil and $142,266, respectively, to related party)	(5,158,370)	0
Total operating expenses, net	31,124,871	33,368,574
Operating income	58,507,335	60,484,573
Other (expenses) / income
Interest and other financing costs	(2,087,399)	(2,146,602)
Gain on derivatives, net	743,633	2,309,904
Foreign exchange gain / (loss)	(27,436)	37,314
Interest income	496,782	947
Other income / (expenses), net	(874,420)	201,563
Net income	$ 57,632,915	$ 60,686,136
Earnings per share, basic (in dollars per share)	$ 8.28	$ 8.40
Weighted average number of shares outstanding during the period, basic (in shares)	6,958,748	7,223,189
Earnings per share, diluted (in dollars per share)	$ 8.25	$ 8.36
Weighted average number of shares outstanding during the period, diluted (in shares)	6,985,422	7,256,434